FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENT
Cash	$ 25,594	$ 25,955
Restricted cash	2,228	2,159
Money market funds	10,944
Short term deposits		15,000
Short-term deposits	78,000	18,000
Marketable securities	51,615
Total financial assets	168,381	61,114
Level 1
FAIR VALUE MEASUREMENT
Cash	25,594	25,955
Restricted cash	2,228	2,159
Money market funds	10,944
Short term deposits		15,000
Short-term deposits	78,000	18,000
Marketable securities	10,585
Total financial assets	127,351	$ 61,114
Level 2
FAIR VALUE MEASUREMENT
Marketable securities	41,030
Total financial assets	$ 41,030